Debt - Convertible Debenture (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item $ / shares	Oct. 08, 2019 USD ($)	Oct. 02, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debenture (note 17(b)	$ 46,000
Debentures classified as equity	7,141
Deferred income tax expense through equity	(1,927)
Transaction costs	2,490
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 6,000	$ 40,000
Proceeds from convertible debenture (note 17(b)	$ 46,000
Borrowings, interest rate	4.65%
Conversion price | $ / shares	$ 5.00
Conversion rate	200
Consecutive trading days | item	20
Redemption percentage of conversion price	125.00%
Percentage of principal amount of debt redeemed	95.00%
Estimated fair value of the debt component	$ 38,859
Expected life	5 years
Discount rate	8.60%
Effective interest rate	9.70%
Debentures classified as equity	$ 7,141
Deferred income tax expense through equity	1,927
Transaction costs	$ 2,490